Schedule II - Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2010
Schedule II - Valuation and Qualifying Accounts
Schedule II - Valuation and Qualifying Accounts	Schedule II - Valuation and Qualifying Accounts